UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8558

Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Growth Portfolio                                                                                                                            as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Biotechnology — 2.1%
Celgene Corp. (1)	48,000	$2,675,040
Gilead Sciences, Inc. (1)	5,300	349,376
		$3,024,416
Building Products — 1.1%
Goodman Global, Inc. (1)	47,000	$752,470
Owens Corning, Inc. (1)(2)	25,000	775,000
		$1,527,470
Capital Markets — 5.7%
E*Trade Financial Corp. (1)	176,500	$4,248,355
Goldman Sachs Group, Inc. (The)	7,500	1,461,000
TD Ameritrade Holding Corp.	129,000	2,265,240
		$7,974,595
Commercial Services & Supplies — 0.5%
Copart, Inc. (1)	23,769	$718,062
SAIC, Inc. (1)	2,941	55,791
		$773,853
Communications Equipment — 4.2%
Corning, Inc. (1)	60,000	$1,293,600
Research In Motion, Ltd. (1)	33,129	4,599,299
		$5,892,899
Computer Peripherals — 2.9%
Apple Computer, Inc. (1)	45,000	$4,125,600
		$4,125,600
Construction & Engineering — 4.3%
Foster Wheeler, Ltd. (1)	112,500	$6,075,000
		$6,075,000
Construction Materials — 0.8%
Martin Marietta Materials, Inc.	11,100	$1,102,341
		$1,102,341
Consumer Finance — 2.6%
CompuCredit Corp. (1)(2)	20,000	$753,200
First Marblehead Corp. (The)	38,000	2,843,920
		$3,597,120
Diversified Consumer Services — 1.7%
Capella Education Co. (1)	16,186	$408,697
DeVry, Inc. (1)	68,000	1,782,960
Laureate Education, Inc. (1)	3,033	157,625
		$2,349,282

Food & Staples Retailing — 1.9%
Shoppers Drug Mart Corp.	30,000	$1,302,715
Susser Holdings Corp. (1)(2)	67,578	1,341,423
		$2,644,138
Health Care Equipment & Supplies — 1.1%
American Medical Systems Holdings, Inc. (1)	41,000	$705,610
Thoratec Corp. (1)	52,965	780,174
		$1,485,784
Health Care Providers & Services — 3.7%
Caremark Rx, Inc.	30,000	$1,419,000
DaVita, Inc. (1)	14,000	744,940
Henry Schein, Inc. (1)(2)	30,000	1,545,900
Lincare Holdings, Inc. (1)	18,000	678,060
Omnicare, Inc. (2)	5,000	198,450
Quest Diagnostics, Inc.	11,000	584,870
		$5,171,220
Hotels, Restaurants & Leisure — 0.8%
Burger King Holdings, Inc. (1)	20,782	$382,389
Pinnacle Entertainment, Inc. (1)	23,000	747,730
		$1,130,119
Insurance — 0.9%
Admiral Group PLC	74,000	$1,317,341
		$1,317,341
Internet Software & Services — 5.8%
DealerTrack Holdings, Inc. (1)	27,500	$751,575
Equinix, Inc. (1)(2)	22,000	1,679,040
Google, Inc., Class A (1)	11,790	5,717,207
		$8,147,822
IT Services — 3.3%
CheckFree Corp. (1)	6,608	$276,280
Exlservice Holdings, Inc. (1)	6,667	150,608
MasterCard, Inc., Class A	15,000	1,526,250
MoneyGram International, Inc.	86,761	2,646,211
WNS Holdings, Ltd. ADR (1)	1,509	51,155
		$4,650,504
Media — 2.3%
Comcast Corp., Class A (1)	66,000	$2,670,360
Live Nation, Inc. (1)	27,000	578,880
		$3,249,240
Metals & Mining — 6.6%
Gammon Lake Resources, Inc. (1)	265,000	$4,025,350
Goldcorp, Inc.	112,148	3,495,653

Golden Star Resources, Ltd. (1)(2)	178,000	$587,400
Miramar Mining Corp. (1)	200,000	1,034,000
Western Copper Corp. (1)	95,000	112,303
		$9,254,706
Multiline Retail — 2.6%
Big Lots, Inc. (1)	50,000	$1,115,500
Saks, Inc. (2)	123,000	2,523,960
		$3,639,460
Oil, Gas & Consumable Fuels — 14.7%
Arch Coal, Inc.	20,000	$718,000
Chesapeake Energy Corp.	36,000	1,225,080
Goodrich Petroleum Corp. (1)(2)	17,000	747,320
Hess Corp.	85,600	4,303,112
Parallel Petroleum Corp. (1)	35,916	709,341
Petrohawk Energy Corp. (1)	53,000	687,410
Quicksilver Resources, Inc. (1)(2)	34,000	1,438,540
Southwestern Energy Co. (1)(2)	41,000	1,727,330
SXR Uranium One, Inc. (1)(2)	338,852	4,361,755
W&T Offshore, Inc.	119,000	4,124,540
Williams Cos., Inc. (The)	22,000	610,720
		$20,653,148
Personal Products — 1.1%
Alberto-Culver Co.	11,000	$220,770
Bare Escentuals, Inc. (1)(2)	2,523	75,412
Herbalife, Ltd. (1)	30,898	1,203,786
		$1,499,968
Pharmaceuticals — 4.4%
Adams Respiratory Therapeutics, Inc. (1)	14,000	$551,180
Endo Pharmaceuticals Holdings, Inc. (1)	40,859	1,107,687
Ipsen SA	13,000	572,578
Shire Pharmaceuticals PLC ADR	66,000	3,999,600
		$6,231,045
Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	37,809	$528,570
		$528,570
Real Estate Management & Development — 0.0%
Move, Inc. (1)	3,941	$21,833
		$21,833
Semiconductors & Semiconductor Equipment — 7.0%
Applied Micro Circuits Corp. (1)	215,000	$752,500
Atheros Communications, Inc. (1)(2)	145,000	3,297,300

MEMC Electronic Materials, Inc. (1)(2)	129,000	$5,134,200
Tessera Technologies, Inc. (1)	19,000	719,530
		$9,903,530
Software — 0.3%
i2 Technologies, Inc. (1)(2)	20,000	$386,400
		$386,400
Specialty Retail — 3.7%
GameStop Corp., Class A (1)(2)	30,000	$1,681,500
OfficeMax, Inc.	17,500	823,725
Sally Beauty Holdings, Inc. (1)	286,000	2,648,360
		$5,153,585
Thrifts & Mortgage Finance — 1.4%
BankUnited Financial Corp., Class A	27,000	$688,500
W Holding Co., Inc. (2)	215,000	1,320,100
		$2,008,600
Tobacco — 4.0%
Loews Corp. - Carolina Group	71,149	$4,437,563
Reynolds American, Inc.	19,000	1,220,560
		$5,658,123
Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	7,000	$272,370
		$272,370
Wireless Telecommunication Services — 6.3%
NII Holdings, Inc. (1)	91,000	$5,908,630
Rogers Communications, Inc., Class B	49,000	2,999,290
		$8,907,920
Total Common Stocks (identified cost $102,353,548)		$138,358,002

Affiliated Investments — 17.7%

Security	Value
Investment in Cash Management Portfolio, 4.72% (3)	$2,178,995
Eaton Vance Cash Collateral Fund, LLC, 5.30%, (4)	22,630,929
Total Affiliated Investments (at amortized cost, $24,809,924)	$24,809,924
Total Investments — 116.1% (identified cost $127,163,472)	$163,167,926
Other Assets, Less Liabilities — (16.1)%	$(22,586,193)
Net Assets — 100.0%	$140,581,733

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at November 30, 2006.
(3)

Affiliated investment that invests in high quality U.S. money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of November 30, 2006.

(4)		Affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield at period end.

Growth Portfolio                                                                                                                                                                                                                                                                                                                                                                                    as of November 30, 2006

PORTFOLIO OF INVESTMENTS

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	94.4%	$132,685,242
Canada	16.0%	22,517,765
Bermuda	4.4%	6,075,000
United Kingdom	0.9%	1,317,341
France	0.4%	572,578
	116.1%	$163,167,926

The Portfolio did not have any open financial instruments at November 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$127,810,299
Gross unrealized appreciation	$35,904,274
Gross unrealized depreciation	(546,647)
Net unrealized appreciation	$35,357,627

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	January 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	January 22, 2007

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	January 22, 2007